10-Q NET INCOME (LOSS) PER COMMON SHARE (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerator and Denominator used in Basic and Diluted Computation of New Loss Per Share	The following is a reconciliation of the numerator and denominator used in the basic and diluted computation of net loss per share:

	December 31, 2021	December 31, 2020
Numerator:
Net income (loss) attributable to Comstock Mining Inc.	$(24,583,620)	$14,931,970
Denominator:
Basic weighted average shares outstanding	50,417,979	30,526,895
Incremental shares - stock options	—	34,273
Diluted weighted average shares outstanding	50,417,979	30,561,168
Net income (loss) per common share:
Basic EPS	$(0.49)	$0.49
Diluted EPS	$(0.49)	$0.49
The following is a reconciliation of the numerator and denominator used in the basic and diluted computation of net loss per share:

	March 31, 2022	March 31, 2021
Numerator:
Net income (loss) attributable to Comstock Mining Inc.	$(6,378,555)	$8,188,231

Denominator:
Basic weighted average shares outstanding	$67,351,776	$37,740,011
Incremental shares - stock options	$—	$74,641
Diluted weighted average shares outstanding	$67,351,776	$37,814,652

Net income (loss) per common share:
Basic EPS	$(0.09)	$0.22
Diluted EPS	$(0.09)	$0.22